RULE 497(J) CERTIFICATION



Date:  March 6, 1996

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger Investment Portfolio Trust (the
"Trust"), on behalf of its series known as the Berger New Generation Fund (the "Fund"), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Fund; and

(2) the text of Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 23, 1996.


                              BERGER INVESTMENT PORTFOLIO TRUST
                              on behalf of its series known as the
                              Berger New Generation Fund



                              By:   Rodney L. Linafelter
                                 --------------------------------
                                  Title:  President